Subsequent Events	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events
13.	Subsequent Events:
The Company evaluated subsequent events up to November 16, 2018 and assessed that there are no subsequent events that should be disclosed.